Registration Nos. 2-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 83	☒
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 26, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

	Class A	Class C
Absolute Asia Dynamic Equity Fund	DEFAX	DEFCX

Absolute Asia Asset Management Limited

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

Absolute Asia Dynamic Equity Fund

Investment Goal

The Fund seeks to maximize total return.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 9 of the Prospectus and on page 50 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (based on estimated amounts for the current fiscal year)	5.38%	5.38%
Total annual fund operating expenses	6.63%	7.38%
Fee reduction and/or expense reimbursement[1]	4.88%	4.88%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	1.75%	2.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first 14 months illustrated in the example and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$743	$353	$253
3 years	$1,939	$1,655	$1,655

1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.75% and 2.50% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund’s average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fees/expenses were reduced.

1

FUND SUMMARY

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund’s size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate-related securities, and other equity-like interests in an issuer.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are associated with foreign securities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. In addition, because the subadviser is operated outside of the United States, it may be closed at certain times, and on certain days, on which the Fund’s shares may be purchased or sold and on days on which the markets on which a significant portion of the Fund’s assets trade are open.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

2

FUND SUMMARY

Real Estate Risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Price Volatility Risk: The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. These factors contribute to price volatility, which is a principal risk of investing in the Fund. The effect on the Fund’s share price of a change in the value of a single security will depend on the number of securities held by the Fund.

Small- and Medium-Capitalization Companies Risk: These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small-capitalization companies in foreign countries may be relatively smaller than those in the United States.

Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

3

FUND SUMMARY

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors” or the “Adviser”)

Subadviser

Absolute Asia Asset Management Limited (“Absolute Asia” or the “Subadviser”)

Portfolio Managers

Bill Sung, Director, Chief Executive Officer and Chief Investment Officer of the Subadviser, has served as co-portfolio manager of the Fund since February 2010.

Joyce Toh, CFA and Fund Manager of the Subadviser, has served as co-portfolio manager of the Fund since February 2010.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

INVESTMENT GOAL, STRATEGIES AND RISKs

More Information About the Fund

Absolute Asia Dynamic Equity Fund

Investment Goal

The Fund seeks to maximize total return. The Fund’s investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund expects to invest in a stock portfolio, which normally consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund size, the Fund may invest more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in REITs and/or real estate-related securities, and other equity-like interests in an issuer.

Absolute Asia expects to use a “bottom up” approach to stock selection using fundamental analysis to identify companies that it believes will benefit from emerging local and global economic trends. In selecting investments for the Fund, Absolute Asia generally will focus on factors such as product/service innovation, profitability, production/service facilities, competitive edge, business development, resource means and quality of management. Absolute Asia may consider a number of factors when deciding whether to sell a security including fundamental deterioration (less promising industry outlook, loss of management focus or deteriorating financial position), overvaluation (relative to growth potential, peers or historical levels) or the identification of more attractive investment alternatives.

Absolute Asia also applies standard valuation ratios to determine the value of a stock. Stocks are analyzed within an industry-specific context both relative to the market and corporate peers as well as from a total return perspective. The valuation metrics utilized will vary by industry. Absolute Asia actively looks for opportunities arising from corporate restructurings, which could include industry consolidation, disposal of non-core assets and mergers and acquisitions. Absolute Asia also may emphasize certain sectors that it thinks will benefit from economic trends. Within sectors, analysts and portfolio managers seek to identify stocks advantageously positioned to benefit from identified investment themes.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Absolute Asia deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

5

INVESTMENT GOAL, STRATEGIES AND RISKs

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in the value of a security or periods of below-average performance in a given stock or the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities.

Foreign Securities Risk

The risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some case significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. During times of market stress, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. In addition, because the subadviser is operated outside of the United States, it may be closed at certain times, and on certain days, on which the Fund’s shares may be purchased or sold and on days on which the markets on which a significant portion of the Fund’s assets trade are open.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk

Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Price Volatility Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. These factors contribute to price volatility, which is a principal risk of investing in the Fund. The effect on the Fund’s share price of a change in the value of a single security will depend on the number of securities held by the Fund.

6

INVESTMENT GOAL, STRATEGIES AND RISKs

Real Estate Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Medium-Capitalization Companies Risk

These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small-capitalization companies in foreign countries may be relatively smaller than those in the United States.

Special Considerations Regarding Asia

The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

More About Risk

The Fund has principal investment strategies that come with inherent risks. The following provides more information about the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Information Risk

The risk that key information about a security is inaccurate or unavailable.

Political Risk

The risk of losses directly attributable to government or political actions.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the Fund’s SAI.

7

INVESTMENT GOAL, STRATEGIES AND RISKs

A “snapshot” of the Fund’s investments will be found in its annual and semiannual reports. In addition, a list of the Fund’s full portfolio holdings, which will be updated monthly after an aging period of at least 30 days , will be available on the Fund’s website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until the Fund files its respective Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

8

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Absolute Asia Dynamic Equity Fund.

Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management at December 31, 2009. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased by the Fund. The Subadviser makes the investment decisions for the Fund.

Absolute Asia Asset Management Limited, located at 8 Eu Tong Sen Street, #23-90, The Central, Singapore, 059818 serves as subadviser to the Fund. Absolute Asia had over $1.09 billion in assets under management at December 31, 2009. Absolute Asia is a subsidiary of Natixis US.

The Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund subject to the general supervision of the Adviser and the Board of Trustees.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets is 1.00%.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory and sub-advisory contracts will be included in the Fund’s semiannual report for the period ended June 30, 2010.

Portfolio Trades

In placing portfolio trades, the Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US, Natixis Advisors or the Subadviser. In placing trades, the Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. These fees or interest are income to the Fund, although the Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. The Fund’s securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: Money Market Fund and Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”) and the Daily Income Fund is advised by

9

MANAGEMENT TEAM

Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Harris Associates L.P., Hansberger Global Investors, Inc., Gateway Investment Advisers, LLC and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Fund’s Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the Fund’s portfolio since the date stated below.

Bill Sung - Mr. Sung has co-managed the Fund since February 2010. He has served as Director and Chief Investment Officer of Absolute Asia since 1999 and Chief Executive Officer since 2005. Mr. Sung has a bachelor of Arts from the Chinese University of Hong Kong. He has over 23 years of investment experience.

Joyce Toh - Ms. Toh has co-managed the Fund since February 2010. She joined Absolute Asia in 2000. Ms. Toh earned a Bachelor of Business from Nanyang Technological University in Singapore. She holds the designation of Chartered Financial Analyst and has over 11 years of investment experience.

Please see the Fund’s SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Fund Services

Investing in the Fund

Choosing a Share Class

The Fund offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•

You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

10

FUND SERVICES

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in the Fund Summary.

Certificates

Certificates will not be issued for any class of shares.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
	As a % of	As a % of
Your Investment	offering price	your investment
Less than $ 50,000	5.75%	6.10%
$ 50,000 – $ 99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the Fund’s SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent – By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the Letter of Intent.

11

FUND SERVICES

•

Cumulative Purchase Discount – You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in the Fund.

•	Combining Accounts – This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with at least 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

12

FUND SERVICES

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in NAV above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Exchanges into Shares of the Money Market Fund

If you exchange Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Because of the higher service and distribution (12b-1) fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority.

Compensation to Securities Dealers

As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, “dealers”) that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated” and dealer commissions as a percentage of offering price are disclosed in the Fund’s SAI. The Fund’s Class A and Class C shares pay an annual service fee of 0.25% of its average

13

FUND SERVICES

daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Fund’s adviser and their affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. The Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2. Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•

The Distributor, at its sole discretion, may waive the investment minimums for new accounts being established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP and Keogh Plans using the Natixis Funds’ prototype document.

•	The Fund is not available to new SIMPLE IRAs.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts using a Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

14

FUND SERVICES

The Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are excepted from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum and that directly registered accounts may be assessed a fee rather than be liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online (certain restrictions may apply). Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Fund will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account

Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

	• Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	• Complete the investment slip from an account statement or include a letter specifying the Fund name, class of shares, account number and the registered account name(s).

	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

15

FUND SERVICES

	Opening an Account	Adding to an Account

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•     Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•     If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•     Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•     Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•     Ask your bank or credit union whether it is a member of the ACH system.

•     If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•     See the section “Additional Investor Services.”

•     Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•     Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•     The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•     Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•     Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

16

FUND SERVICES

By Exchange (See the section “Exchanging Shares” for more details.)

•     Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•     Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•     Complete the “Bank Information” section on your account application.

•     Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•     Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

Through ACH

•     Ask your bank or credit union whether it is a member of the ACH system.

•     Complete the “Bank Information” section on your account application.

•     If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•     Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

•     Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•     Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•     Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•     Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

17

FUND SERVICES

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC for Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

Accounts participating in wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange Class A shares of a fund for Class Y shares of the same fund may be limited. Please consult your financial representative for more information.

Restrictions on Buying, Selling and Exchanging Shares

The Fund discourages excessive short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy

18

FUND SERVICES

reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•     When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•     During an emergency as permitted by the SEC.

•     During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

19

FUND SERVICES

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets –Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities – last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) – based upon evaluated prices furnished to the Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) – amortized cost (which approximates market value).

•

Securities traded on foreign exchanges – market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s NAV is calculated.

•	All other securities – fair market value as determined by the Adviser or Subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

20

FUND SERVICES

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances, such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund generally distributes annually all or substantially all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the Fund at NAV, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For U.S. federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

21

FUND SERVICES

Dividends received by the Fund from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be treated as qualified dividend income, and hence will not increase the amount of the Fund’s distributions that may be designated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares. Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which distributions are received.

Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, the investor should consult a tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as a long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and if the shareholder held the shares for more than one year.

Foreign Taxes. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s return on those securities would be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If more than 50% of the Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The Fund expects that it will elect to permit its shareholders to claim a credit or deduction for U.S. tax purposes for any such foreign taxes, although there can be no assurance that it will do so.

In addition, the Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that have the effect of accelerating or increasing the recognition of income by the Fund, which may in turn affect the timing or amount of the Fund’s distributions to shareholders.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

22

FUND SERVICES

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $100 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fundor the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

Because the Fund has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

23

Glossary of Terms

Capital gain distributions – Payments to a fund’s shareholders of net profits earned from selling securities in a fund’s portfolio. Capital gain distributions are usually paid once a year.

Diversification – The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Interest rate – Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity – The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets – A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share – The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Total return – The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Volatility – The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield – The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

24

If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports—When available, will provide additional information about the Fund’s investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Fund’s annual or semiannual report (when available), or its SAI, to request other information about the Fund, and to make shareholder inquiries generally, contact your financial representative, visit the Fund website at www.funds.natixis.com, send an e-mail request to natixisfunds@ga.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Investment Company Act File No. 811-04323	XADE51-0210

Class Y
Absolute Asia Dynamic Equity Fund	DEFYX

Absolute Asia Asset Management Limited

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

Absolute Asia Dynamic Equity Fund

Investment Goal

The Fund seeks to maximize total return.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.00%
Other expenses (based on estimated amounts for the current fiscal year)	5.38%
Total annual fund operating expenses	6.38%
Fee reduction and/or expense reimbursement[1]	4.88%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	1.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the first 14 months illustrated in the example and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$153
3 years	$1,377

1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.50% of the Fund’s average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fees/expenses were reduced.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund’s size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate-related securities, and other equity-like interests in an issuer.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are associated with foreign securities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. In addition, because the subadviser is operated outside of the United States, it may be closed at certain times, and on certain days, on which the Fund’s shares may be purchased or sold and on days on which the markets on which a significant portion of the Fund’s assets trade are open.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Real Estate Risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and

2

FUND SUMMARY

hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Price Volatility Risk: The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. These factors contribute to price volatility, which is a principal risk of investing in the Fund. The effect on the Fund’s share price of a change in the value of a single security will depend on the number of securities held by the Fund.

Small- and Medium-Capitalization Companies Risk: These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small-capitalization companies in foreign countries may be relatively smaller than those in the United States.

Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors” or the “Adviser”)

Subadviser

Absolute Asia Asset Management Limited (“Absolute Asia” or the “Subadviser”)

Portfolio Managers

Bill Sung, Director, Chief Executive Officer and Chief Investment Officer of the Subadviser, has served as co-portfolio manager of the Fund since February 2010.

Joyce Toh, CFA and Fund Manager of the Subadviser, has served as co-portfolio manager of the Fund since February 2010.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

3

FUND SUMMARY

•

Wrap Fee Programs of certain broker-dealers, the Adviser or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable, although distributions by retirement plans to their participants may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

INVESTMENT GOAL, STRATEGIES AND RISKS

More Information About the Fund

Absolute Asia Dynamic Equity Fund

Investment Goal

The Fund seeks to maximize total return. The Fund’s investment goal is non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days prior notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund expects to invest in a stock portfolio, which normally consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund size, the Fund may invest more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in REITs and/or real estate-related securities, and other equity-like interests in an issuer.

Absolute Asia expects to use a “bottom up” approach to stock selection using fundamental analysis to identify companies that it believes will benefit from emerging local and global economic trends. In selecting investments for the Fund, Absolute Asia generally will focus on factors such as product/service innovation, profitability, production/service facilities, competitive edge, business development, resource means and quality of management. Absolute Asia may consider a number of factors when deciding whether to sell a security including fundamental deterioration (less promising industry outlook, loss of management focus or deteriorating financial position), overvaluation (relative to growth potential, peers or historical levels) or the identification of more attractive investment alternatives.

Absolute Asia also applies standard valuation ratios to determine the value of a stock. Stocks are analyzed within an industry-specific context both relative to the market and corporate peers as well as from a total return perspective. The valuation metrics utilized will vary by industry. Absolute Asia actively looks for opportunities arising from corporate restructurings, which could include industry consolidation, disposal of non-core assets and mergers and acquisitions. Absolute Asia also may emphasize certain sectors that it thinks will benefit from economic trends. Within sectors, analysts and portfolio managers seek to identify stocks advantageously positioned to benefit from identified investment themes.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Absolute Asia deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Emerging Markets Risk

This is the risk associated with investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

5

INVESTMENT GOAL, STRATEGIES AND RISKs

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in the value of a security or periods of below-average performance in a given stock or the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities.

Foreign Securities Risk

The risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some case significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. During times of market stress, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. In addition, because the subadviser is operated outside of the United States, it may be closed at certain times, and on certain days, on which the Fund’s shares may be purchased or sold and on days on which the markets on which a significant portion of the Fund’s assets trade are open.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk

Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Price Volatility Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. These factors contribute to price volatility, which is a principal risk of investing in the Fund. The effect on the Fund’s share price of a change in the value of a single security will depend on the number of securities held by the Fund.

6

INVESTMENT GOAL, STRATEGIES AND RISKs

Real Estate Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Medium-Capitalization Companies Risk

These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small-capitalization companies in foreign countries may be relatively smaller than those in the United States.

Special Considerations Regarding Asia

The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

More About Risk

The Fund has principal investment strategies that come with inherent risks. The following provides more information about the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Information Risk

The risk that key information about a security is inaccurate or unavailable.

Political Risk

The risk of losses directly attributable to government or political actions.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the Fund’s SAI.

7

INVESTMENT GOAL, STRATEGIES AND RISKs

A “snapshot” of the Fund’s investments will be found in its annual and semiannual reports. In addition, a list of the Fund’s full portfolio holdings, which will be updated monthly after an aging period of at least 30 days , will be available on the Fund’s website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until the Fund files its respective Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

8

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Absolute Asia Dynamic Equity Fund.

Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management at December 31, 2009. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased by the Fund. The Subadviser makes the investment decisions for the Fund.

Absolute Asia Asset Management Limited, located at 8 Eu Tong Sen Street, #23-90, The Central, Singapore, 059818 serves as subadviser to the Fund. Absolute Asia had over $1.09 billion in assets under management at December 31, 2009. Absolute Asia is a subsidiary of Natixis US.

The Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund subject to the general supervision of the Adviser and the Board of Trustees.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets is 1.00%.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory and sub-advisory contracts will be included in the Fund’s semiannual report for the period ended June 30, 2010.

Portfolio Trades

In placing portfolio trades, the Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US, Natixis Advisors or the Subadviser. In placing trades, the Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. These fees or interest are income to the Fund, although the Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. The Fund’s securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: Money Market Fund and Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang Asset Management, LLC (“Reich & Tang”) and the Daily Income Fund is advised by

9

MANAGEMENT TEAM

Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Harris Associates L.P., Hansberger Global Investors, Inc., Gateway Investment Advisers, LLC and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Fund’s Portfolio Managers

The following persons have had primary responsiblility for the day-to-day management of the Fund’s portfolio since the date stated below.

Bill Sung - Mr. Sung has co-managed the Fund since February 2010. He has served as Director and Chief Investment Officer of Absolute Asia since 1999 and Chief Executive Officer since 2005. Mr. Sung has a bachelor of Arts from the Chinese University of Hong Kong. He has over 23 years of investment experience.

Joyce Toh - Ms. Toh has co-managed the Fund since February 2010. She joined Absolute Asia in 2000. Ms. Toh earned a Bachelor of Business from Nanyang Technological University in Singapore. She holds the designation of Chartered Financial Analyst and has over 11 years of investment experience.

Please see the Fund’s SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Fund Services

Investing in the Fund

Compensation to Securities Dealers

The Distributor, the Fund’s adviser and their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between

10

FUND SERVICES

an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. See the information regarding investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Fund will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account

Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

	• Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	• Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	• Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to obtain a current prospectus for the Fund into which you are exchanging.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.

• Call Natixis Funds to request an exchange.

11

FUND SERVICES

	Opening an Account	Adding to an Account

By Wire	• Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121- 9579.	• Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

	• Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.	• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•        Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

•        If you have not signed up for the ACH system, please call Natixis Funds (or visit www.funds.natixis.com) for a Service Options Form. A medallion signature guarantee may be required.

•        Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•        Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•        Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•        Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•        Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•        Call Natixis Funds to request an exchange.

By Wire

•        Complete the “Bank Information” section on your account application.

•        Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•        Proceeds will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

12

FUND SERVICES

Through Automated Clearing House

•     Ask your bank or credit union whether it is a member of the ACH system.

•      Complete the “Bank Information” section on your account application.

•     If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•     Call Natixis Funds to request an ACH redemption.

•      Proceeds will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•     Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•     Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•     Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offer Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account or the total NAV of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

13

FUND SERVICES

Restrictions on Buying, Selling and Exchanging Shares

The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

14

FUND SERVICES

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation

The Fund may suspend the right of redemption or postpone payment for more than 7 days:

•     When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•     During an emergency as permitted by the SEC.

•     During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Total market value of securities + Cash and other assets – Liabilities
Net Asset Value =	Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Fund after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter

15

FUND SERVICES

into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to the Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s NAV is calculated.

•	All other securities — fair market value as determined by the Adviser or Subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances, such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund will generally distribute annually all or substantially all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the Fund at NAV, unless you select one of the following alternatives:

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or Class Y shares of another Natixis Fund.

•	Receive all distributions in cash.

16

FUND SERVICES

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service (“IRS”). Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For U.S. federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

Dividends received by the Fund from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be treated as qualified dividend income, and hence will not increase the amount of the Fund’s distributions that may be designated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares. Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which distributions are received.

Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such retirement plans. If an investment is through such a plan, the investor should consult a tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as a long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and if the shareholder held the shares for more than one year.

Foreign Taxes. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s return on those securities would be decreased. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If more than 50% of the Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case,

17

FUND SERVICES

shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The Fund expects that it will elect to permit its shareholders to claim a credit or deduction for U.S. tax purposes for any such foreign taxes, although there can be no assurance that it will do so.

In addition, the Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that have the effect of accelerating or increasing the recognition of income by the Fund, which may in turn affect the timing or amount of the Fund’s distributions to shareholders.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Financial Performance

Because the Fund has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

18

Glossary of Terms

Capital gain distributions — Payments to a fund’s shareholders of net profits earned from selling securities in a fund’s portfolio. Capital gain distributions are usually paid once a year.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Total return — The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

19

If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports—When available, will provide additional information about the Fund’s investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Fund’s annual or semiannual report (when available), or its SAI, to request other information about the Fund, and to make shareholder inquiries generally, contact your financial representative, visit the Fund website at www.funds.natixis.com, send an e-mail request to natixisfunds@ga.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Investment Company Act File No. 811-04323	YADE51-0210

STATEMENT OF ADDITIONAL INFORMATION

February 26, 2010

NATIXIS FUNDS TRUST I

ABSOLUTE ASIA DYNAMIC EQUITY FUND

Class A (DEFAX), Class C (DEFCX) and Class Y (DEFYX)

This Statement of Additional Information (the “Statement”) contains specific information which may be useful to investors but which is not included in the Statutory Prospectuses of the Absolute Asia Dynamic Equity Fund (the “Fund”), a series of Natixis Funds Trust I (the “Trust”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund’s Class A and C Summary or Statutory Prospectus or the Fund’s Class Y Summary or Statutory Prospectus, each dated February 26, 2010 (each a “Prospectus” or together, the “Prospectuses”), as from time to time revised or supplemented. This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Fund’s website at www.funds.natixis.com.

XADE33-0210

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Fund. These restrictions are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 (the “1940 Act”)). The percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:

(1)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries, finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents and each foreign country’s government (together with all subdivisions thereof) will be considered to be a separate industry. For purposes of this restriction, securities and other obligations of issuers in the banking industry are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided, however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Purchase or sell commodities, except that the Fund may buy and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(6)	Act as underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(7)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Fund’s adviser has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to an advisory agreement, Natixis Asset Management Advisors, L.P. (the “Adviser”) has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of Absolute Asia Dynamic Equity Fund and to provide a range of administrative services to the Fund.

For the services described in the advisory agreement, the Fund has agreed to pay the Adviser an advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets, reduced by the amount of any subadvisory fees payable directly by the Fund to its subadviser pursuant to the subadvisory agreement.

The Adviser has given a binding contractual undertaking for all classes of the Fund in the table below to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses associated with the Fund, to the extent necessary to limit the Fund’s expenses to the annual rates indicated below. The undertaking is in effect through April 30, 2011, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, advisory fees reduced and/or expenses it has borne through the undertaking described above to the extent that a class’s expenses in later periods fall below the annual rates set forth in the undertaking. The Adviser will not be entitled to recover any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Fund	Expense Limit	Date of Undertaking
Absolute Asia Dynamic Equity Fund		February 26, 2010
Class A	1.75%
Class C	2.50%
Class Y	1.50%

SUBADVISORY FEES

The advisory agreement between the Adviser and the Fund provides that the Adviser may delegate its responsibilities thereunder to other parties. Pursuant to a separate subadvisory agreement, the Adviser has delegated its portfolio management responsibilities to Absolute Asia Asset Management Limited (“Absolute Asia” or the “Subadviser”). For the services described in the subadvisory agreement, the Fund has agreed to pay the Subadviser a subadvisory fee at the annual rate set forth in the following table:

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund)
Absolute Asia Dynamic Equity Fund	Absolute Asia	February 25, 2010	0.65%

The Fund is newly formed and thus has not incurred any advisory or subadvisory fees as of the date of this Statement.

For more information about the Fund’s advisory and subadvisory agreements, see “Investment Advisory and other Services” in this Statement.

BROKERAGE COMMISSIONS

The Fund is newly formed and thus has not incurred any brokerage commissions as of the date of this Statement.

For a description of how transactions in portfolio securities are effected and how the Adviser selects brokers, see the section entitled “Portfolio Transactions and Brokerage” in this Statement.

SALES CHARGES AND DISTRIBUTION AND SERVICE (12B-1) FEES

As explained in this Statement, the Class A and Class C shares (as applicable) of the Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Fund is newly formed and thus has not paid any Rule 12b-1 fees as of the date of this Statement. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Fund of the Plans include the ability to attract and maintain assets.

OWNERSHIP OF FUND SHARES

The Fund is newly formed and thus, to the Fund’s knowledge, there are no persons who own of record or beneficially 5% or more of the outstanding shares of the Fund.

THE TRUST

Natixis Funds Trust I is registered with the SEC as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated June 7, 1985, as amended and restated on June 2, 2005, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. Currently, each series of the Trust is diversified except for Absolute Asia Dynamic Equity Fund which is non-diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
The New England Life Government Securities Trust	June 1985 to August 1986
The New England Funds	September 1986 to March 1994
New England Funds Trust I	April 1994 to December 2000
Nvest Funds Trust I	January 2000 to April 2001
CDC Nvest Funds Trust I	May 2001 to April 2005
IXIS Advisor Funds Trust I	May 2005 to August 2007
Natixis Funds Trust I	August 2007 to present

Natixis Funds Trust I has seven (7) separate portfolios. One of the portfolios has a different fiscal year end and information regarding this portfolio can be found in the Natixis Funds Statement of Additional Information dated February 1, 2010. CGM Advisor Targeted Equity Fund is the successor of NEL Growth Funds, Inc., which commenced operations in 1968. Hansberger International Fund was organized in 1995 and commenced operations on December 29, 1995. Prior to March 1, 2004, Hansberger International Fund was named “CDC Nvest Star International Fund”. Natixis U.S. Diversified Portfolio was organized in 1994 and commenced operations on July 7, 1994. Prior to August 1, 2007, Natixis U.S. Diversified Portfolio was named “IXIS U.S. Diversified Portfolio”. Vaughan Nelson Small Cap Value Fund was organized in 1996 and commenced operations on December 31, 1996. Prior to March 1, 2004, Vaughan Nelson Small Cap Value Fund was named “CDC Nvest Star Small Cap Fund”. Natixis Income Diversified Portfolio was organized in 2005 and commenced operations on November 17, 2005. Prior to August 1, 2007, Natixis Income Diversified Portfolio was named “IXIS Income Diversified Portfolio.”

INVESTMENT STRATEGIES AND RISKS

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices that may be used by the Adviser or Subadviser in managing the Fund. The Fund’s principal strategies are described in the Prospectuses. This Statement describes some of the non-principal strategies the Fund may use, in addition to providing additional information, including related risks, about its principal strategies.

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities for investment and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectuses, in the section “Investment Restrictions” of this Statement or under applicable law, the Fund may engage in strategies and invest in securities and instruments in addition to those listed below. The Adviser or Subadviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The Adviser or Subadviser may invest in any security that falls under the specific category, including securities that are not listed below. The Prospectuses and/or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectuses and/or this Statement.

PRINCIPAL INVESTMENT STRATEGIES

TYPES OF SECURITIES

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Corporate Reorganizations

The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock), and other equity like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, depositary receipts, real estate investment trusts (“REITs”), other investment companies or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in the Fund that invests in equity securities may sometimes decrease, potentially by a significant amount. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices.

Market Capitalizations

The Fund may invest in companies with small, medium or large market capitalizations. Large market capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Middle market capitalization companies are generally medium-sized companies that are not as established as large-capitalization companies and may be more volatile. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalizations. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. To the extent that the Fund invests in companies with relatively small market capitalizations, the value of its stock portfolio may fluctuate more widely than broad market averages.

Depositary Receipts

The Fund may invest in sponsored or unsponsored depositary receipts and other similar instruments, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary Receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the United States. While the two types of Depositary Receipt facilities (“unsponsored” or “sponsored”) are similar, there are differences regarding holders’ rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored Depositary Receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to Depositary Receipt holders with respect to the underlying securities.

Sponsored Depositary Receipt facilities are generally created in the same manner as unsponsored facilities, except that sponsored Depositary Receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the Depositary Receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the Depositary Receipts (such as dividend payment fees of the depository), although most sponsored Depositary Receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored Depositary Receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the Depositary Receipt holders at the underlying issuer’s request.

For purposes of the Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the oftentimes low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. The Fund’s purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Adviser or Subadviser and their affiliates, and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the Fund’s performance and may adversely affect the liquidity of the Fund’s investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Initial Public Offerings

The Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains.

Foreign Investment

Investment in securities of foreign issuers and in foreign branches of domestic banks involves some risks different from, or in addition to, those affecting investments in securities of U.S. issuers. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets:

Information. Publicly available information about foreign issuers and economies may be limited. Foreign issuers are not generally subject to uniform accounting, auditing and financial and other reporting standards and requirements comparable to those applicable to U.S. companies. Statistical information about the economy in an emerging market country may be unavailable, or if available may be unreliable or not directly comparable to information regarding the economy of the United States or other more developed countries.

Regulation. There may be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

Liquidity and Concentration. Many foreign securities markets have substantially less volume than U.S. national securities exchanges. Foreign securities exchanges may close or be closed by regulators while U.S. securities exchanges remain open. Available investments in emerging countries may be highly concentrated in a small number of issuers or industries, or the issuers may be unseasoned and/or have significantly smaller market capitalization than in the United States or more developed countries. Consequently, securities of foreign issuers may be less liquid and more volatile than those of comparable domestic issuers. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Brokerage. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States

Taxes. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by U.S. companies. It is expected that the Fund’s shareholders will be able to claim a credit or deduction for U.S. tax purposes for any such foreign taxes, although there can be no assurance that they will be able to do so. See the section “Taxes” in this Statement.

Political/Economy. Political and economic developments may present risks. A foreign jurisdiction might impose or change withholding taxes on income payable in connection with foreign securities. There are risks of seizure, nationalization or expropriation of a foreign issuer or foreign deposits, and adoption of foreign governmental restrictions such as exchange controls. Many emerging or developing countries have less stable political and economic environments than some more developed countries, and may face external stresses (including war) as well as internal ones (including hyperinflation, currency depreciation, limited resource self-sufficiency and balance of payments issues and associated social unrest). It may be more difficult to obtain a judgment in a court outside the United States.

Currency Exchange. Securities of foreign issuers are frequently denominated in foreign currencies, and a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. The exchange rates between the U.S. dollar and the currencies of emerging markets countries may be volatile, and changes in currency rates and exchange control regulations may affect (favorably or unfavorably) the value of a Fund’s assets in U.S. dollars. The Fund may incur costs in converting between currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Repatriation Restrictions. Foreign governments may delay or restrict repatriation of the Fund’s investment income or other assets, which may adversely impact the Fund’s ability to make timely distributions. If, for any reason, the Fund were unable, through borrowing or otherwise, to meet the distribution requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”), the Fund would cease to qualify for the favorable tax treatment afforded regulated investment companies. See the section “Taxes” in this Statement.

Foreign Investment Companies

Some of the countries in which the Fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. The Fund may also invest in registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, generally the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the outstanding voting stock of the acquired investment company. If the Fund invests in investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the underlying investment companies.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Private Placements

The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund’s net asset value (“NAV”).

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act or, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell the illiquid securities promptly at an acceptable price. The Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

REITs

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. Non-U.S.-sponsored REITs may be subject to regulatory and tax requirements which, if not complied with, may have a significant adverse effect on the Fund’s investment.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

The Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

Real Estate Securities

Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction, management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Warrants and Rights

The Fund may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

NON-PRINCIPAL INVESTMENT STRATEGIES

Futures Contracts

Futures transactions involve the Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, commodity, currency or other asset, or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures may trade in contracts with a value equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian cash or liquid securities eligible for purchase by the Fund equal to the daily marked to market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal its daily marked-to-market net obligation under the futures contracts.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions and other transaction costs.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract. The Fund may realize a loss on the purchase (sale) of the comparable contract.

Investment Companies

The Fund may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund. Despite the possibility of greater fees and expenses, the Adviser will invest if it believes investment in other investment companies provide attractive return opportunities. In addition, it may be more efficient for the Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Money Market Instruments

The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be of high-quality and a low-risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Illiquid Securities

The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Securities Lending

The Funds may lend from their total assets in the form of their portfolio securities to brokers, dealers or other financial institutions under contracts calling for the deposit by the borrower with the Funds’ custodian of collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans, including fees to the party arranging the loans.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering the collateral.

TEMPORARY DEFENSIVE POSITIONS

The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the Adviser or Subadviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) or invest up to 100% of its assets in cash, high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high-quality instruments.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

The rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Fund’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund’s website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

(1)	Disclosure of portfolio holdings posted on the Fund’s website, provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Fund’s portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting record keeping services provided to the Fund, and to RiskMetrics Group as part of proxy voting administration services provided to the Subadviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the Fund’s Adviser, Subadviser, principal underwriter, administrator, custodian, Fund accounting firm, independent registered public accountants, Fund counsel and independent trustees counsel as well as to broker-dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes;

(5)	Disclosure to Natixis Global Asset Management, L.P. (“NGAM”), in its capacity as the seed capital investor for Funds, in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that NGAM agrees to maintain its seed capital in the Fund for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. NGAM and its parent utilize a third-party service provider, Aptimum Formation Developpement (“Aptimum”), to assist with its analysis of risk and any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

(6)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (5) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Adviser, Subadviser, administrator or custodian. With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are NGAM (daily), pursuant to a services agreement between the Subadviser and NGAM, for the purpose of assisting with the monitoring of significant events for fair valuation purposes, GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Fund’s semiannual financial statements, quarterly Form N-Q filings and other related items, Bloomberg (daily disclosure of full portfolio holdings, provided next business day), for the purpose of performing attribution analysis, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns, Deloitte & Touche Tax Consulting Co., Ltd (daily disclosure of securities trades of Taiwan-based issuers, provided the next business day) for the purpose of performing certain duties for compliance with Taiwan’s tax laws, and chartered accountants in India (daily disclosure of securities trades of India-based issuers, provided next business day) for the purpose of performing certain duties for compliance with the India Income Tax Act. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Fund’s officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Fund’s policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

In addition, any disclosures of portfolio holdings information by the Fund or the Adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the Adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. The Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, the Adviser, the Subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the Adviser and/or Subadviser or by any affiliated person of the Adviser and/or Subadviser.

MANAGEMENT OF THE TRUST

The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Trustees and Officers

Under the Trust’s Declaration of Trust, no annual or regular meetings of shareholders are required. As a result, the Trustees will continue in office until resignation, retirement, death or removal. Trustee vacancies normally are filled by vote of the remaining Trustees. If at any time less than a majority of the Trustees in office have been elected by the shareholders, the Trustees must call a shareholder meeting for the purpose of electing Trustees.

The table below provides certain information regarding the trustees and officers of the Trust. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee Since 1984 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)

Edward A. Benjamin (1938)	Trustee Since 2003 Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee Since 1996 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee Since 2008 Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Wendell J. Knox**** (1948)	Trustee Since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer), Abt Associates Inc. (research and consulting)	40 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee Since 1982 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company)

Erik R. Sirri***** (1958)	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	40 None

Peter J. Smail***** (1952)	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	40 None

Cynthia L. Walker (1956)	Trustee Since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	40 None

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INTERESTED TRUSTEES
Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None

John T. Hailer[2] (1960)	Trustee Since 2000	President and Chief Executive Officer - U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with the Distributor, the Adviser, or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
****	Mr. Knox was appointed as a trustee effective July 1, 2009.
*****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009
[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer - U.S. and Asia, Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**
OFFICERS OF THE TRUST
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David L. Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, the Adviser or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Fund, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) state that the communication relates to the Absolute Asia Dynamic Equity Fund, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry, (ii) any experience possessed by the nominee as a director or senior officer of other public companies, (iii) the nominee’s educational background, (iv) the nominee’s reputation for high ethical standards and personal and professional integrity, (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications, (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board, (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations, and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

As of December 31, 2009, the Fund had not commenced operations.

As of December 31, 2009, the Trustees had the following ownership in the funds in the Fund Complex:

Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Fund Complex*
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.**	E
Edward A. Benjamin**	E
Daniel M. Cain**	E
Kenneth A. Drucker	E
Wendell J. Knox**/***	D
Sandra O. Moose**	E
Erik R. Sirri****	B
Peter J. Smail****	A
Cynthia L. Walker	E
INTERESTED TRUSTEES
Robert J. Blanding	E
John T. Hailer	E

*	A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. Over $100,000

**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009

Trustee Compensation

The Trust pays no compensation to its officers or to its trustees who are Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each committee meeting that he or she attends in person and $3,750 for each meeting he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments will receive a one-time fee of $10,000. The ad hoc Committee on Alternative Investments (Messrs. Benjamin, Cain and Drucker) is not a standing committee. These fees are allocated among the Trust and the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

The table below shows the amounts received by the Trustees for serving as a trustee of the Trust, and also for serving as trustees of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series during the fiscal year ended December 31, 2009. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2009

	Aggregate Compensation from the Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex**
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$11,431	$0	$0	$115,000
Charles D. Baker***	$12,729	$0	$0	$121,575
Edward A. Benjamin	$14,581	$0	$0	$145,000
Daniel M. Cain	$13,817	$0	$0	$145,000
Kenneth A. Drucker	$12,512	$0	$0	$131,250
Wendell J. Knox****	$6,129	$0	$0	$65,000
Jonathan P. Mason*****	$6,971	$0	$0	$67,500
Sandra O. Moose	$8,298	$0	$0	$200,000
Erik R. Sirri******	$464	$0	$0	$5,521
Peter J. Smail******	$464	$0	$0	$5,521
Cynthia L. Walker	$11,980	$0	$0	$124,375
INTERESTED TRUSTEES
John T. Hailer	$0	$0	$0	$0
Robert J. Blanding	$0	$0	$0	$0

*	Amounts include payments deferred by the trustees for the fiscal year ended December 31, 2009. The total amount of deferred compensation accrued for the Trust as of December 31, 2009 for the Trustees is as follows: Allison ($550,321), Baker ($101,428), Benjamin ($218,753), Cain ($273,740), Knox ($19,174), Mason ($44,381), Mr. Sirri ($1,553) and Walker ($132,158).
**	Total Compensation represents amounts paid during the fiscal year ended December 31, 2009 to a Trustee for serving on the Board of Trustees of nine (9) trusts with a total of thirty-nine (39) funds as of December 31, 2009. The total compensation includes amounts received from the Harris Associates Focused Value Fund, the sole series of Natixis Funds Trust III, which was liquidated on April 17, 2009, and the Delafield Select Fund, which was reorganized into a different fund complex on September 25, 2009.
***	Mr. Baker served as a trustee until his resignation on December 4, 2009.
****	Mr. Knox was appointed as a trustee on July 1, 2009.
*****	Mr. Mason served as a trustee until his resignation on June 30, 2009.
******	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009

The Natixis Funds Trusts and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the trustee on the normal payment date for such fees.

Management Ownership

As of February 5, 2010, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund and the Trust.

Code of Ethics

The Fund, the Adviser, the Subadviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available on the SEC’s IDEA system which can be accessed through www.sec.gov.

Proxy Voting Policies

Absolute Asia utilizes the services of a third party proxy service provider to assist in voting. When voting proxies, unless acting pursuant to a contractual obligation with the client or a specific direction from the client as to a particular proxy vote, Absolute Asia shall vote proxies solely in the interest of the account and its shareholders. Accordingly, Absolute Asia shall generally vote according to the firm’s Proxy Voting Guidelines (the “Guidelines”). Under the Guidelines, subject to acting solely in the interest of the account and its shareholders, generally proxies covering routine matters are voted in favor of management proposals for the accounts holding the securities that are being voted. Proxies covering non-routine matters are generally voted as recommended by management, but will be voted against the management if the portfolio manager believes that management’s recommendation is not in the best interest of the accounts or its shareholders.

In exercising its duty to vote, Absolute Asia does not envision that situations will arise where a conflict of interest would arise between Absolute Asia, the employee and the client. However, should a conflict of interest arise, Absolute Asia will vote in accordance with the recommendations provided by a third party proxy service provider. Alternatively, the Chief Executive Officer and the Chief Compliance Officer of Absolute Asia may designate another portfolio manager, other than the portfolio manager who is in conflict, to deliberate on the proxy voting.

Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2010 will be available without charge through the Fund’s website, www.funds.natixis.com and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser

Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $264.9 billion in assets under management or administration as of December 31, 2009.

Absolute Asia Asset Management Limited, is a wholly owned subsidiary of Natixis and was formed in 1998.

Advisory and Subadvisory Agreements

The Fund’s advisory agreement with the Adviser provides that the Adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser may delegate certain administrative services to its affiliates. The Adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund’s assets in accordance with its investment objectives and policies.

The Fund pays all expenses not borne by the Adviser or Subadviser including, but not limited to, the charges and expenses of custodian and transfer agent, independent registered public accountant and legal counsel for the Fund and the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies. Certain expenses may be allocated differently among the Fund’s Class A and Class C shares, on the one hand, and Class Y shares on the other hand. See “Description of the Trust” below.

The advisory agreement and subadvisory agreement of the Fund provides that they will continue in effect for two years from the date of execution and thereafter from year to year if their respective continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreement and subadvisory agreement of the Fund may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the subadviser upon 90 days’ notice, and automatically terminates upon termination of the advisory agreement.

The advisory agreement and subadvisory agreement of the Fund provides that the Adviser or Subadviser shall not be subject to any liability in connection with the performance of their respective services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

The Adviser oversees the portfolio management services provided to the Fund by the Subadviser. Subject to the review of the Board of Trustees, the Adviser monitors the Subadviser to assure that the Subadviser is managing the applicable portions of the assets of the Fund consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. The Adviser will provide, or cause the Fund’s custodian to provide, information to the Subadviser regarding the composition of assets of the Fund and the assets to be invested and reinvested by the Subadviser.

The Adviser may terminate any subadvisory agreement without shareholder approval. In such case, the Adviser will either manage the Fund’s assets itself or, subject to the receipt of any necessary shareholder approvals, retain one or more subadvisers to manage some or all of the Fund’s assets.

Distribution Agreements and Rule 12b-1 Plans

Under a separate agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the “Distribution Agreements”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is paid by the Fund the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund’s shares.

The Fund has adopted Rule 12b-1 plans (the “Plans”) for its Class A and Class C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the Trust.

Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to the Class A and Class C shares. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund’s Class A shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the

Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

The Fund’s Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the Fund’s Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As stated in the Prospectus, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust’s trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

Fees paid by Class A or Class C shares of the Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single fund’s shares, and allocates other expenses among the relevant funds based on their relative net assets. Expenses allocated to each fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund’s shares. As described in more detail below, the Distributor, the Adviser and their affiliates may, at their expense, pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Adviser with respect to sales of Class Y shares.

The Distribution Agreement may be terminated at any time on 60 days’ notice to the Distributor without payment of any penalty, by either vote of a majority of the outstanding voting securities or by vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time on 90 days’ written notice to the Trust, without payment of any penalty.

The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those Trustees that are not Independent Trustees, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Fund and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the Plans were not in place.

The Distributor acts as principal distributor for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), Gateway Trust and Hansberger International Series. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts 02116.

The portion of the various fees and expenses for Class A and Class C shares that are paid (reallowed) to securities dealers are shown below.

Class A

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%		0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%		0.25%	1.95%
Investments of $1 million or more
First $3 million	None	1.00	%(1)	0.25%	1.25%
Excess over $3 million	None	0.50	%(1)	0.25%	0.75%
Investments with no sales charge (2)	None	0.00%		0.25%	0.25%

(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A and Class C shares in the section “How Sales Charges Are Calculated.”

Class C

Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class C shares of the Fund that are paid to securities dealers are shown below:

Investment	Maximum Front–End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class C	none	1.00%	0.00%	1.00%

As described in the Prospectus, each purchase or sale of shares is effected at NAV next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

For new amounts invested at NAV by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

The Distributor, the Adviser and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Fund. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon various factors, as described below, and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.25% of gross sales) and/or the amount of assets a dealer’s clients have invested in the funds (at annual rates generally ranging from 0.05% to 0.50% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fees, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of the Fund or particular share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Fund’s Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

OTHER ARRANGEMENTS

Administrative Services

The Adviser performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, the Adviser provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) the various registrations and filings required by various regulatory authorities; and (iv) consultation and legal advice on Fund related matters.

Custodial Arrangements State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total NAV, total net income and NAV per share of the Fund on a daily basis.

Transfer Agency Services Pursuant to contract between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony, Quincy, Massachusetts 02169, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund’s shares.

The Fund may also pay dealers whose clients invest in the Fund fees for sub-transfer agency and other similar services. As indicated above, the Distributor, the Adviser and their affiliates may also make payments for sub-transfer agency and similar services.

Independent Registered Public Accounting Firm The Trust’s independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm assists in the review of federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and will conduct an annual audit of the Fund’s financial statements.

Counsel to the Fund Ropes & Gray LLP, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Fund.

PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2009, Bill Sung and Joyce Toh (the “Portfolio Managers”) managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets

Bill Sung	—	—	—	—	10	$953.2 million	—	—	—	—	—	—
Joyce Toh	—	—	—	—	2	$69.9 million	—	—	—	—	—	—

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by a Portfolio Manager. A Portfolio Manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. The Adviser and the Subadviser have adopted policies and procedures to mitigate the effects of these conflicts. For more information on how the Adviser and the Subadviser allocate investment opportunities between the Fund and its other clients, see the section “Allocation of Investment Opportunity Among the Fund and Other Investors Managed by the Subadviser” in this Statement. Conflicts of interest also may arise to the extent a Portfolio Manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

Staff retention is facilitated through Absolute Asia’s incentive compensation plan for investment professionals, which includes fixed and variable remuneration, emphasizing the variable component of the total package. Furthermore, Absolute Asia has established a profit-sharing plan. This plan allows the staff, especially senior staff, to participate more directly and more actively in the growth of Absolute Asia. The profit sharing plan was implemented in 2006.

The current remuneration system considers both positive and negative performance results, i.e. the bonus and salaries of the portfolio managers are related to the performance of the portfolios that they manage. Generally, the previous year’s performance is used to determine positive or negative results and in most cases, the performance will be measured against the benchmarks of the Fund. In certain cases, multiple year performance may be considered. For the analysts, the compensation policy is virtually identical to that to the portfolio managers. Analysts are responsible for maintaining model portfolios for the key countries that they cover. The stocks included in the model portfolio are reviewed with the fund manager on a monthly basis. The annual performance of the model portfolio relative to the benchmark and to the performance of the relevant funds is taken into consideration in terms of bonus and in terms of promotion.

Portfolio Managers’ Ownership of Fund Shares

The Fund is newly formed and, as of the date of this Statement, none of the Portfolio Managers owned any shares of the Fund. There are various reasons why a Portfolio Manager may not own shares of the Fund in the future. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager’s personal investment objective. Also, the Portfolio Manager may invest in other funds or pooled investment vehicles or separate accounts managed by the Portfolio Manager in a similar style to the Fund.

Allocation of Investment Opportunity Among the Fund and Other Investors Managed by the Subadviser; Cross Relationships of Officers and Trustees

The Subadviser manages other accounts using investment strategies that may or may not be similar to that of the Fund. A conflict of interest may exist in connection with the Subadviser’s management of the Fund, on the one hand, and the Subadviser’s management of other accounts, on the other hand. The Subadviser makes investment decisions for each account based on the client’s investment objectives, policies, practices, cash flows, and other relevant investment considerations. Consequently, the Subadviser may purchase or sell securities or other instruments for one account and not for another account, and the performance of securities or other instruments purchased for one account may vary from the performance of securities or other instruments purchased for other accounts. Another conflict of interest may arise because accounts other than the Fund may have fee structures, such as performance-based fees, that differ from that of the Fund. In addition, a potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the Fund. Because of their roles in managing the Fund, the Subadviser’s Portfolio Managers know the size, timing and possible market impact of Fund trades and this information could in theory be used to the detriment of the Fund. The Subadviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and to address conflicts of interest relating to the management of multiple accounts. Finally, the Subadviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, the Subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that are competitive and believed to be commensurate with the services provided. This does not necessarily mean that the lowest available brokerage commission, if any, will be paid. The Subadviser will evaluate the overall reasonableness of brokerage commissions, if any, paid on the transactions, taking into consideration factors affecting liquidity and execution of the order.

Transactions on stock and option exchanges involve the payment of negotiated brokerage commissions. In the case of securities traded in the over-the-counter (“OTC”) market, there is generally no stated commission but the price usually includes an undisclosed commission or mark-up.

In arranging for the purchase and sale of portfolio securities, Absolute Asia takes into account the relevant market at the time for transactions of the kind and size concerned. Absolute Asia believes that achieving best execution does not necessarily mean paying the lowest possible commission fee. Instead, Absolute Asia seeks to achieve the best qualitative execution under the circumstances, taking into account relevant factors such as the client’s investment objective and constraints and the broker’s execution capability, commission rate, financial responsibility and responsiveness.

Subject to any directed brokerage arrangements that may be agreed to with a client, Absolute Asia has complete discretion over the selection of the broker to be used and the commission rates to be paid. In selecting a broker for any transaction or series of transactions, Absolute Asia may consider a number of factors, including, for example, execution capabilities, the difficulty of the transaction, research capabilities, capital strength of the firm, market-making/underwriting capabilities, reputational concerns and services provided by the broker. Absolute Asia maintains a list of authorized brokers that it deals with that are approved by its Brokers Review Committee. In approving brokers, the Brokers Review Committee considers such factors as capital strength of the firm, financial ratios, research capabilities, perceived execution, market-making and underwriting capabilities, general reputation of the firm and the individual representative, registration requirements and other services provided. The Brokers Review Committee reviews the list of approved brokers twice a year based on the rating from the investment team members and an analysis of the information received from the brokers. As part of this review, the Brokers Review Committee reviews the commissions paid to each broker. Absolute Asia currently does not use electronic trading venues, such as dark pools, to execute trades for the accounts it manages.

Currently, commission rates levied by all brokers in Asia are standard in each market and independent from any soft dollar arrangements. Consequently, clients’ accounts generally do not pay any additional soft dollar commissions in excess of the commission that is already levied by brokers in each market. Nevertheless, where there is a soft dollar arrangement in place with the broker, the broker generally sets aside a certain percentage from the commission paid for each transaction as soft dollar credit for payment of permitted services. Soft dollar credit may only be used to pay for services if the services can reasonably be expected to assist in the provision of the investment services to Absolute Asia’s accounts generally and a record of soft dollar arrangements and activities is maintained.

The brokerage and research services received under a soft dollar arrangement may include, for example, any of the following:

•	Specific advice as to the advisability of dealing in, or the value of, any investments;

•	Research and advisory services;

•	Economic and political analyses;

•	Portfolio analyses, including valuation and performance;

•	Market analyses;

•	Data and quotation services; and

•	Software or any other information facilities to the extent that they are used to support the investment decision-making process, the giving of advice or the conduct of research or analysis.

With respect to certain products used for both eligible brokerage and research purposes and non-eligible uses, Absolute Asia allocates the cost of such products between their eligible and ineligible uses (i.e., mixed-use) and uses soft dollars to pay only for the portion allocated to eligible uses.

Absolute Asia believes that while its accounts generally benefit from the services obtained with soft dollar commission credits, an account may not benefit exclusively from the use of soft dollars generated by its trades, and will not necessarily benefit from the services received in connection with any particular trade. Absolute Asia may also benefit from some or all of these services, particularly to the extent that Absolute Asia uses soft dollar commissions to pay for expenses that Absolute Asia would otherwise have to pay itself.

Absolute Asia’s relationship with brokers that provide soft dollar services may influence Absolute Asia’s judgment in allocating brokerage business and may create conflicts of interest. Conflicts of interest may exist both in allocating brokerage business between brokers that provide soft dollar services and brokers that do not, and in allocating the costs of mixed-use products between their eligible and ineligible uses.

Absolute Asia relies on the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a safe harbor to investment managers who use commission dollars to obtain investment research and brokerage services that provide assistance in performing investment decision-making responsibilities.

Absolute Asia may aggregate securities purchase or sales orders for accounts. Generally, all orders given to a broker are executed in their entirety. However, there will be times when an order may not be completely executed. An order that is not fully executed will usually be allocated on a strict pro-rata basis. Shares that remain after the pro-rata allocation will be rounded up or down to the nearest board lot size (a standardized number of shares defined by a stock exchange as a trading unit). Sometimes the aggregation of all shares after the rounding of pro-rata shares to the nearest board lot size may result in a number different than the executed quantity. The difference between the aggregated quantity and the executed quantity may be added to or deducted from the client with the largest intended quantity.

However, if Absolute Asia makes two or more orders for the same security during the same trading day but not proximate in time, the shares executed for these orders will not be aggregated. The broker shall report the execution according to the respective order given. Accordingly, where one or more of the orders are uncompleted, the executed shares will be allocated among the uncompleted orders on a strict pro-rata basis. Shares that remain after the pro-rata allocation will be rounded up or down to the nearest broad lot size. If the number of executed shares is more or less than the nearest broad lot size, the difference shall be added or deducted from the client with the largest uncompleted order.

There may be instances in which applying the above-described allocation rules may not be in the best interest of all clients. For instance, one or more clients may incur higher transaction costs than if orders were not aggregated or an incomplete order fill may leave some clients without an allocation. Similarly, the Subadviser may place orders for the Fund which, combined with orders for the Subadviser’s other clients, may impact the price of the relevant security. This could cause the Fund to obtain a worse price on the transaction that would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

From time to time, Absolute Asia invests on behalf of clients in IPOs. Accounts will participate based on their risk profiles, strategies and guidelines that make these securities suitable investments for these particular accounts. Due to the higher risk associated with most IPOs, those accounts with mandates and strategies that allow for greater risk will be the accounts that participate. The purchase of IPOs may be aggregated and will be allocated using the trade allocation process described above.

Generally, Absolute Asia does not currently conduct cross trades. However, subject to the respective client’s guidelines in permitting cross trades, on occasion and to the extent permitted by law, Absolute Asia may effect “cross” trades between client accounts. Absolute Asia will effect such transactions only when it deems the transaction to be in the best interests of both client accounts, in accordance with applicable laws, and consistent with policies and procedures adopted by Absolute Asia.

General

Subject to the overriding objective of obtaining the best possible execution of orders, the Subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund’s dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUST

The Declaration of Trust of Natixis Funds Trust I permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The shares of the Fund are divided into three classes: Class A, Class C and Class Y. As described in its Prospectus, Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Class A and Class C shares. All expenses of the Fund (including advisory fees but excluding class specific expenses such as transfer agency fees (“Other Expenses”)) are borne by its Class A, Class C and Class Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Class A and Class C and may be charged at a separate rate to each such class. Other Expenses of Class A and Class C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain Internal Revenue Service (the “IRS”) rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of all of the series in a Trust.

The Declaration of Trust also permits the Trust’s Board of Trustees, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or Fund upon written notice to its shareholders.

VOTING RIGHTS

All classes of shares of the Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the by-laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The by-laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

HOW TO BUY SHARES

The procedures for purchasing shares of the Fund are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”) by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions (including a requirement to meet the minimum investment balance within a specified time period). Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of the Adviser may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Class Y shareholders of the Fund may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Prospectuses of the Fund.

REDEMPTIONS

The procedure for redemption of shares of the Fund is summarized in the Prospectuses. As described in the Prospectuses, a CDSC may be imposed on certain redemptions of Class A and Class C shares. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the NAV of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Fund will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Fund at 800-225-5478 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is closed will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone following the completion of the Fund application, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion or a signature validation program stamp. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor, the transfer agent, and State Street Bank (the Fund’s custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Fund’s transfer agent), as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Fund may withhold redemption proceeds for ten days when redemptions are made within ten calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act,

Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the NYSE. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind, if the Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund’s Adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Fund at the beginning of such period.

The Fund does not currently impose any redemption charge other than the CDSC imposed by the Fund’s Distributor, as described in the Prospectus. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See the section “Taxes” in this Statement.

The Fund reserves the right to suspend account services or refuse transaction requests if the Fund receives notice of a dispute between registered owners or of the death of a registered owner or the Fund suspects a fraudulent act. If the Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after the Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If the Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Reinstatement Privilege (Class A Shares Only)

The Prospectus describes redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide a new investment check made payable to Natixis Funds and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at NAV next determined after receipt of the notice and the new investment check in good order and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Fund will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Minimum Balance Policy

The Fund’s minimum balance policy is described in the Prospectus. Although determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund, as described in the Prospectus, the Fund will not deduct the minimum balance fee from an account and then close that same account for falling below the minimum balance in the same year.

Automatic Investment Plans (Class A and Class C Shares)

Subject to the Fund’s investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Distributor to draw checks from an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and is forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478, your investment dealer, or by visiting the Fund’s website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor upon written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation, or by written notice to the shareholder at least thirty days prior to any payment date. The Fund is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Class A and Class C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans and retirement plans for public school systems and certain tax exempt organizations.

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectuses. For these plans, initial investments in the Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds’ prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A and Class C Shares)

An investor owning Fund shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (a “Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a medallion signature guarantee is provided. Please consult your investment dealer or the Fund.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account’s market value or (3) for Natixis sponsored IRA accounts only, a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of  1/240,  1/239,  1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to redemptions pursuant to the Plan. See the section “Redemptions” above.

All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at NAV determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See “Redemptions” above and “Taxes” below for certain information as to federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans or IRAs that have State Street Bank as trustee. Different documentation may be required.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that Natixis Fund and to state securities law requirements. Shares will be purchased at the Natixis Fund’s NAV (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder(s) as the distributing Fund account and, if a new account in the purchased Natixis Fund is being established, the purchased Natixis Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectuses.

Exchange Privilege

A shareholder may exchange Class A and C shares of the Fund for shares of the same class of a

Natixis Fund, Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative NAVs at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A or Class C shares of the Fund to the same class of shares of another fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of the Fund for shares of the same class of the Money Market Fund. On all exchanges of Class C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Class C shares of a fund. An exchange of Class A shares of the Fund subject to a CDSC for Class A shares of the Money Market Fund will not stop the aging period relating to the CDSC. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other fund listed below, subject to those funds’ eligibility requirements and sales charges and certain limitations set forth in the Prospectus for the Money Market Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds, for Institutional Class shares of any series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares or for Class A shares of the Money Market Fund. These options are summarized in the Fund’s Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478, (2) a written exchange request to the Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or (3) visiting our website at www.funds.natixis.com. You must acknowledge receipt of a current Prospectus for the Fund before an exchange for the Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total NAV of your account, whichever is less.

Accounts participating in wrap fee programs or held through a Registered Investment Adviser may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program or Registered Investment Adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of a fund’s other shareholders or possibly disruptive to the management of a fund.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the trusts which offers Class Y shares, except for the Fund. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

Before requesting an exchange into any Natixis Fund, Money Market Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its Prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Class A and Class C Shares)

As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The Fund minimum of the new fund must be met in connection with each investment. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial, your financial representative or by visiting our website at www.funds.natixis.com.

Restrictions on Buying, Selling and Exchanging Shares

As stated in the Fund’s Prospectus, the Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s NAV next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m., Eastern time, following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholders’ request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Website

Natixis Funds shareholders may access account information, including share balances and recent account activity, online by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line® or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current Prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUSES OF THE FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE®.

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness or accuracy of any transmission. Similarly, Natixis Funds bears no responsibility for the performance of any computer hardware, software or the performance of any ancillary equipment and services such as telephone lines, modems or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our website that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line® or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly, Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

All account types excluding SIMPLE IRAs:

Natixis Funds

P. O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

SIMPLE IRA shareholders please use:

Natixis Funds

P. O. Box 8705

Boston, MA 02266-8705

Notification may also be made by calling 800-813-4127 during normal business hours.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectuses.

The total NAV of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, when the Fund computes the

NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of the Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that, events materially affecting the value of the Fund’s securities have occurred during such period, then these securities may be fair valued at the time the Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of the Fund’s NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share NAV of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of the Fund is the NAV per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund’s Prospectus. The public offering price of Class C or Class Y shares of the Fund is the next-determined NAV.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Fund, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account.

You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A Shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table in the section “How Sales Charges Are Calculated – Class A Shares” in the Class A Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Fund or one or more other Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A Shares of the Fund or another Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trust over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Fund’s transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trust pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trust held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Fund’s transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Fund’s transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Fund’s transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Fund and Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those previously mentioned single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceeds a sales charge breakpoint as disclosed in the Prospectuses, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Combining with Other Series and Classes of the Natixis Funds. A shareholder’s total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other Natixis Fund). Shares owned by persons described in the first paragraph in the section “Combining Accounts” above may also be included.

Clients of Natixis Advisors and the Adviser

Investment advisory clients of Natixis Advisors and the Adviser may invest in Class Y shares of the Fund below the minimums stated in the Class Y prospectuses. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund, any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.

Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

Class A shares of the Fund may be purchased at NAV by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of the Fund also may be purchased at NAV through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by the Adviser, or their affiliates out of their own assets (as described in the section “Distribution Agreements and Rule 12b-1 Plans”), and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Fund are available at NAV for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Fund are available at NAV for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of the Fund to pay its shareholders annually, as dividends, all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized long-term and short-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable on the ex-dividend date in full and fractional shares of the relevant class of the Fund based upon the NAV determined as of the close of the NYSE on the ex-dividend date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, U.S. federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January 31 of the succeeding year.

TAXES

The following discussion of certain U.S. federal income tax consequences of an investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to an investment in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs under the Code, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of the Fund’s taxable year (a) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested (1) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

In general, for purposes of the 90% of gross income requirement described in (i) above, income derived by the Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (a) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (b) that is treated as a partnership for U.S. federal income tax purposes, and (c) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements set forth in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income that is distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund retains any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all or substantially all of its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who in turn (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. In this event, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund so elects) plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the disposition of assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011. Distributions of the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC (as defined below). Income derived from investments in derivatives, fixed-income securities and REITs generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of the Fund will generally qualify for the 70% dividends received deduction available to corporations to the extent of the amount of eligible dividends, if any, received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as an eligible dividend (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code (for example, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock - generally stock acquired with borrowed funds).

Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which the distributions are declared rather than the calendar year in which they are received.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Passive Foreign Investment Companies

An equity investment by the Fund in certain “Passive Foreign Investment Companies” (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make ceryain elections to avoid the imposition of that tax. For example, the Fund may make an election to mark the gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though the Fund had sold and repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives any distribution from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs generally will not be eligible to be treated as qualified dividend income.

Foreign Taxation

Income received by the Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The Fund expects that it will elect to permit its shareholders to claim a credit or deduction for U.S. tax purposes for any such foreign taxes, although there can be no assurance that it will do so.

Tax Implications of Certain Fund Investments

Certain Investments in REITs. The Fund may invest in REITs. Any investments by the Fund in equity securities of REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Fund may invest indirectly, including through a REIT, in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income. The Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs or equity interests in TMPs.

Foreign Currency Transactions. The Fund’s transactions, if any, in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. The Fund’s transactions, if any, in futures contracts, forward contracts, options, straddles, swap agreements, options on swaps and foreign currencies, and other derivatives, as well as any of its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. In addition, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Investments by the Fund in certain derivative instruments, the Fund’s hedging activities, and the Fund’s transactions, if any, in foreign currencies or foreign currency-denominated instruments may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and avoid a Fund-level tax. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder may realize UBTI by virtue of its investments in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a Collateralized Mortgage Obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply when CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on the portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of a RIC beginning before January 1, 2010, in general and subject to certain limitations, a RIC was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions were properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by the Fund as “short-term capital gain dividends.” As of the date of this Statement, it is unclear whether the exemptions from withholding for interest-related and short-term capital gain dividends will be extended to taxable years beginning on or after January 1, 2010 and, if they are extended, what the terms of the extension will be. Even if the exemptions from withholding for interest-related and short-term capital gain dividends are extended, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend, and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on Foreign Persons in order to qualify for an exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return

The Fund may advertise the yield and total return of each class of its shares. The Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing the Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yield and total return may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present yields and total returns reflecting an expense limitation or waiver, its yield or total return would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class C shares, because of the higher levels of expenses borne by the Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher yield and total return than the same Fund’s Class A and Class C shares.

The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the NAV. If the NAV, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yield and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield and total return will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

Because the Fund has no performance history as of the date of this Statement, financial statements have not been included.

Registration Nos. 2-98326

811-04323

NATIXIS FUNDS TRUST I

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)			Articles of Incorporation.

	(1)	(i)	The Registrant’s Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post-effective amendment (“PEA”) No. 62 to the initial registration statement (“Registration Statement”) filed on August 18, 2005.

		(ii)	Amendment No. 1 dated June 1, 2007 to the Registrant’s Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 is incorporated by reference to exhibit (a)(1)(ii) to PEA No. 72 filed on January 28, 2008.

(b)			By-Laws.

	(1)		The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 76 to the Registration Statement filed on December 3, 2008.

(c)			Instruments Defining Rights of Security Holders.

	(1)		Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(d)			Investment Advisory Contracts.

	(1)	(i)	Advisory Agreement dated December 31, 2004 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership (“CGM”) is incorporated by reference to exhibit (d)(1)(i) to PEA No. 59 to the Registration Statement filed on January 28, 2005.

		(ii)	Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

		(iii)	Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

		(iv)	Addendum dated May 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

		(v)	Addendum dated July 1, 2005 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

	(vi)	Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

	(vii)	Addendum dated February 4, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

	(viii)	Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

	(ix)	Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

	(x)	Addendum dated February 4, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

	(xi)	Advisory Agreement dated November 1, 2005 between Registrant on behalf of Natixis Income Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(xiii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

	(xii)	Advisory Agreement dated February 25, 2010 between the Registrant on behalf of Absolute Asia Dynamic Equity Fund and Natixis Advisors is filed herewith.

(2)	(i)	Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

	(ii)	Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

	(iii)	Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(4) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

	(iv)	Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

	(v)	Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

(vi)	Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of Natixis U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(vii)	Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates L.P. (“Harris Associates”) is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

(viii)	Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

(ix)	Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(x)	Sub-advisory Agreement dated October 2, 2006 among Registrant on behalf of Natixis U.S. Diversified Portfolio, Natixis Advisors and BlackRock Investment Management, LLC (“BlackRock”) is incorporated by reference to exhibit (2)(xi) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

(xi)	Sub-advisory Agreement dated March 9, 2007 among Registrant on behalf of Hansberger International Fund, Natixis Advisors and Hansberger Global Investors, Inc. (“Hansberger”) is incorporated by reference to exhibit (d)(3)(xvi) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

(xii)	Sub-advisory Agreement dated March 1, 2004 among Registrant on behalf of Vaughan Nelson Small Cap Value Fund, Natixis Advisors and Vaughan Nelson is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

(xiii)	Sub-advisory Agreement dated November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Inflation Protected Securities segment, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xx) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(xiv)	Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Multi-Sector Bond segment, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xxi) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(xv)	Sub-advisory Agreement November 1, 2005 among Registrant on behalf of Natixis Income Diversified Portfolio relating to the Diversified REIT segment, Natixis Advisors and AEW Capital Management, L.P. (“AEW”) is incorporated by reference to exhibit (d)(2)(xxii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(xvi)	Form of the Sub-advisory Agreement among Registrant on behalf of Absolute Asia Dynamic Equity Fund, Natixis Advisors and Absolute Asia Asset Management Limited (“Absolute Asia”) is filed herewith.

(e)			Underwriting Contracts.

	(1)		Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

	(2)		Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Natixis U.S. Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

	(3)		Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Hansberger International Fund and Natixis Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

	(4)		Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Natixis Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

	(5)		Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Distributors is incorporated by reference to exhibit (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

	(6)		Distribution Agreement dated November 1, 2005 between the Registrant on behalf of Natixis Income Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

	(7)		Distribution Agreement dated February 25, 2010 between the Registrant on behalf of Absolute Asia Dynamic Equity Fund and Natixis Distributors is filed herewith.

	(8)		Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)			Bonus or Profit Sharing Contracts.

None.

(g)			Custodian Agreements.

	(1)		Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street is incorporated by reference to exhibit (g)(2) to the Registration Statement filed on January 26, 2007.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Hansberger International Series, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial Data Services, Inc. (“BFDS”) is incorporated by reference to exhibit (h)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

	(ii)	Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Hansberger International Series, Loomis Sayles Funds I, Loomis Sayles Funds II, and BFDS is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

	(iii)	Revised Appendix A dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and BFDS is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 78 to the Registration Statement filed on April 30, 2009.

	(iv)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust, Hansberger International Series, Loomis Sayles Funds I, Loomis Sayles Funds II, and BFDS is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 76 to the Registration Statement filed on December 3, 2008.

(2)	(i)	Securities Lending Authorization Agreement dated September 1, 2005 between the Registration, on behalf of its series, and State Street is incorporated by reference to exhibit (h)(3) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

	(ii)	First Amendment dated December 20, 2005 to the Securities Lending Authorization Agreement between the Registrant on behalf of its Series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(2)(i) to PEA No. 73 to the Registration Statement filed on April 29, 2008.

	(iii)	Second Amendment dated February 29, 2008 to the Securities Lending Authorization Agreement between the Registrant on behalf of its Series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and State Street is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 73 to the Registration Statement filed on April 29, 2008.

(3)		Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated February 25, 2010 between Natixis Advisors and the Registrant on behalf of Absolute Asia Dynamic Equity Fund, Harris Associates Large Cap Value Fund, Natixis Income Diversified Portfolio, Natixis U.S. Diversified Portfolio, Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund is filed herewith.

(4)		Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2010 between Loomis Sayles and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (h)(4) to PEA No. 81 to the Registration Statement filed on January 28, 2010.

(5)	(i)	Administrative Services Agreement dated January 3, 2005 between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 58 to the Registration Statement filed on January 28, 2005.

(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(7) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(iii)	Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(iv)	Third Amendment dated July 1, 2007 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 70 to the Registration Statement filed on July 30, 2007.

(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(10) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(11) to PEA No. 72 filed on January 28, 2008.

(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(11)(ii) to PEA No. 74 filed on July 17, 2008.

(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(11)(iii) to PEA No. 75 to the Registration Statement filed on September 15, 2008.

(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(5)(viii) to PEA No. 76 to the Registration Statement filed on December 3, 2008.

(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(5)(ix) to PEA No. 76 to the Registration Statement filed on December 3, 2008.

		(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(5)(xi) to PEA No. 77 filed on January 28, 2009.

		(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement between Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is incorporated by reference to exhibit (h)(5)(xii) to PEA No. 79 filed on November 23, 2009.

		(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Services Agreement between Registrant, on behalf of its respective series, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Natixis Advisors is filed herewith.

	(6)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among the Registrant, Natixis Funds Trust II, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Hansberger International Series is incorporated by reference to exhibit (h)(6) to PEA No. 79 filed on November 23, 2009.

	(7)		Advisory Administration Agreement dated September 1, 2003 between the Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

(i)			Legal Opinion.

	(1)		Opinion and consent of counsel relating to the Registrant’s Hansberger International Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

	(2)		Opinion and consent of counsel relating to the Registrant’s Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

	(3)		Opinion and consent of counsel relating to the Registrant’s issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

	(4)		Opinion and consent of counsel relating to the Registrant’s Natixis U.S. Diversified Portfolio is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

	(5)		Opinion and consent of counsel relating to the Registrant’s Natixis Income Diversified Portfolio is incorporated by reference to exhibit (i)(5) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

(j)			Other Opinions.

Not applicable.

(k)			Omitted Financial Statements

Not applicable.

(l)			Initial Capital Agreements.

Not applicable.

(m)			Rule 12b-1 Plan.

	(1)	(a)	Rule 12b-1 Plan for Class A shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

	(2)	(a)	Rule 12b-1 Plan for Class A shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Natixis U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Natixis U.S. Diversified is incorporated by reference to exhibit (m)(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

	(3)	(a)	Rule 12b-1 Plan for Class A shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

	(4)	(a)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (m)(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

	(5)	(a)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

	(6)	(a)	Rule 12b-1 Plan for Class A shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit (8)(a) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

		(b)	Rule 12b-1 Plan for Class C shares of Natixis Income Diversified Portfolio is incorporated by reference to exhibit (8)(b) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

	(7)	(a)	Rule 12b-1 Plan for Class A shares of Absolute Asia Dynamic Equity is filed herewith.

		(b)	Rule 12b-1 Plan for Class C shares of Absolute Asia Dynamic Equity Fund is filed herewith.

(n)			Rule 18f-3 Plan

Registrant’s Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective May 1, 2009 is incorporated by reference to exhibit (n) to PEA No. 78 to the Registration Statement filed on April 30, 2009.

(p)			Code of Ethics.

	(1)		Code of Ethics of Registrant dated September 14, 2007 is incorporated by reference to exhibit (p)(1) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

	(2)		Code of Ethics dated April 1, 2009 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 79 filed on November 23, 2009.

	(3)		Code of Ethics dated October 30, 2008 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit (p)(3) to PEA No. 78 to the Registration Statement filed on April 30, 2009.

	(4)		Code of Ethics dated January 14, 2000 as amended July 17, 2009 of Loomis Sayles is incorporated by reference to exhibit (p)(4) to PEA No. 80 filed on December 11, 2009.

	(5)		Code of Ethics dated September 30, 2005 as amended October 17, 2008 of Harris Associates is incorporated by reference to exhibit (p)(5) to PEA No. 79 filed on November 23, 2009.

	(6)		Code of Ethics dated May 20, 2008 as amended September 2009 of Vaughan Nelson is incorporated by reference to exhibit (p)(6) to PEA No. 80 filed on December 11, 2009.

	(7)	Code of Ethics dated February 1, 2005 for BlackRock is incorporated by reference to exhibit (p)(8) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

	(8)	Code of Ethics dated January 31, 2005 as amended May 17, 2007 for Hansberger is incorporated by reference to exhibit (p)(9) to PEA No. 71 to the Registration Statement filed on December 3, 2007.

	(9)	Code of Ethics dated October 2009 for AEW is incorporated by reference to exhibit (p)(9) to PEA No. 80 filed on December 11, 2009.

	(10)	Code of Ethics for Absolute Asia is incorporated by reference to exhibit (p)(10) to PEA No. 81 to the Registration Statement filed on January 28, 2010.

(q)		Powers of Attorney

	(1)	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

	(2)	Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

	(3)	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 74 filed on July 17, 2008.

	(4)	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 79 filed on November 23, 2009.

	(5)	Power of Attorney for Erik R. Sirri dated November 24, 2009, effective December 1, 2009 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for the Trustee is incorporated by reference to exhibit (q)(5) to PEA No. 80 filed on December 11, 2009.

	(6)	Power of Attorney for Peter J. Smail dated November 24, 2009, effective December 1, 2009 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for the Trustee is incorporated by reference to exhibit (q)(6) to PEA No. 80 filed on December 11, 2009.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

The Registrant is not aware of any person controlled or under common control with any of its series. As of February 5, 2010, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:*

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Core Plus Bond Fund	MLPF&S For The Sole Benefit Of Its Customers Jacksonville, FL 32246-6484	34.14%

Natixis Income Diversified Portfolio	Citigroup Global Markets Inc. Owings Mills, MD 21117-3256	38.25%

	MLPF&S For The Sole Benefit Of Its Customers Jacksonville, FL 32246-6484	28.79%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to “control” the Fund within the meaning of the 1940 Act.

As of February 5, 2010, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

Item 30.	Indemnification

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1) to PEA No. 76 to the Registration Statement filed on December 3, 2008.

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31.	Business and Other Connections of Investment Adviser

(a)	Natixis Advisors, a wholly owned subsidiary Natixis Global Asset Management, L.P., serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund. Natixis Advisors was organized in 1995.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b)	CGM, adviser of the Registrant’s CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c)	Loomis Sayles, adviser of the Registrant’s Loomis Sayles Core Plus Bond Fund and subadviser of the Registrant’s Natixis U.S. Diversified Portfolio and Natixis Income Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the “Advisers Act”) (SEC File No. 801-170; IARD/CRD No. 105377).

(d)	Harris Associates serves as a subadviser to the Registrant’s Natixis U.S. Diversified Portfolio. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(e)	Vaughan Nelson serves as a subadviser to the Registrant’s Vaughan Nelson Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(f)	BlackRock serves as subadviser to the Registrant’s Natixis U.S. Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of BlackRock during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by BlackRock pursuant to the Advisers Act (File No. 801-56972; IARD/CRD No. 108928).

(g)	Hansberger serves as subadviser to the Registrant’s Hansberger International Fund.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(h)	AEW serves as a subadviser to the Natixis Income Diversified Portfolio, provides investment advice to a number of other organizations, institutional clients and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-53421; IARD/CRD No. 108633).

(i)	Absolute Asia, a subsidiary of Natixis Global Asset Management, L.P., will serve as subadviser to the Registrant’s Absolute Asia Dynamic Equity Fund and provides investment advice to a number of other registered investment organizations and privately-offered funds.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Absolute Asia during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Absolute Asia pursuant to the Advisers Act (SEC file No. 801-67871; IARD/CRD No. 143244).

Item 32.	Principal Underwriter

(a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Cash Management Trust

Natixis Funds Trust II

Natixis Funds Trust III

Natixis Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Hansberger International Series

Gateway Trust

(b) The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael C. Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker-Dealer and Anti-Money Laundering Compliance Officer	None

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Marilyn Rosh	Vice President and Controller	None

Peter Martin	Executive Vice President, Product Specialist	None

Matthew Coldren	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matthew Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

David Vallon	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)	For all series of Registrant:

(i)	Natixis Funds Trust I

399 Boylston Street

Boston, MA 02116

(ii)	Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

(iii)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iv)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(excluding CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund)

(v)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(b)	For the CGM Advisor Targeted Equity Fund:

Capital Growth Management Limited Partnership

One International Place, 45th Floor

Boston, Massachusetts 02110

(c)	For the series of the Registrant managed by Harris Associates:

Harris Associates L.P.

Two North LaSalle Street, Suite 500

Chicago, Illinois 60602

(d)	For the series of the Registrant managed by BlackRock:

BlackRock Investment Management, LLC

800 Scudders Mill Road

Plainsboro, New Jersey 08536

(e)	For the series of the Registrant managed by Loomis Sayles:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111

(f)	For the series of the Registrant managed by Vaughan Nelson:

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 6300

Houston, Texas 77002

(g)	For the series of the Registrant managed by Hansberger:

Hansberger Global Investors, Inc.

401 East Las Olas Boulevard, Suite 1700

Fort Lauderdale, Florida 33301

(h)	For the series of the Registrant managed by AEW:

AEW Capital Management, L.P.

World Trade Center East

Two Seaport Lane

Boston, Massachusetts 02210

(i)	For the series of the Registrant managed by Absolute Asia:

Absolute Asia Asset Management Limited

8 Eu Tong Sen Street, #23-90, The Central

Singapore, 059818

Item 34.	Management Services

None

Item 35.	Undertakings

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

NATIXIS FUNDS TRUST I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 82 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this PEA No. 82 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of February, 2010.

NATIXIS FUNDS TRUST I

By:	/S/ DAVID L. GIUNTA
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ DAVID L. GIUNTA David L. Giunta	President and Chief Executive Officer	February 25, 2010

/S/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	February 25, 2010

GRAHAM T. ALLISON, JR.* Graham T. Allison, Jr.	Trustee	February 25, 2010

EDWARD A. BENJAMIN* Edward A. Benjamin	Trustee	February 25, 2010

ROBERT J. BLANDING* Robert J. Blanding	Trustee	February 25, 2010

DANIEL M. CAIN* Daniel M. Cain	Trustee	February 25, 2010

KENNETH A. DRUCKER* Kenneth A. Drucker	Trustee	February 25, 2010

JOHN T. HAILER* John T. Hailer	Trustee	February 25, 2010

WENDELL J. KNOX* Wendell J. Knox	Trustee	February 25, 2010

SANDRA O. MOOSE* Sandra O. Moose	Trustee, Chairperson of the Board	February 25, 2010

ERIK R. SIRRI * Erik R. Sirri	Trustee	February 25, 2010

PETER J. SMAIL * Peter J. Smail	Trustee	February 25, 2010

CYNTHIA L. WALKER* Cynthia L. Walker	Trustee	February 25, 2010

*By:	/S/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/*****/******
February 25, 2010

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004.
***	Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.
****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 74 to the Registration Statement filed on July 17, 2008.
*****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 79 to the Registration Statement filed on November 23, 2009.
******	Powers of Attorney for Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibits (q)(5) and (q)(6) to PEA No. 80 to the Registration Statement filed on December 11, 2009.

Natixis Funds Trust I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(d)(1)(xii)	Form of Advisory Agreement Absolute Asia

(d)(2)(xvi)	Form of Subadvisory Agreement Absolute Asia

(e)(7)	Distribution Agreement Absolute Asia

(e)(8)	Form of Dealer Agreement

(h)(3)	Natixis Expense Cap letter

(h)(5)(xiii)	Twelfth Amendment to Admin Agreement

(m)(7)(a)	12b-1 Class A

(m)(7)(b)	12b-1 Class C